Equity-method investees - Summarised Statement of Financial Position and Profit or Loss of Joint Venture (Detail) - EUR (€) € in Thousands	5 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 27, 2018
Disclosure of subsidiaries [line items]
Current assets		€ 172,049	€ 156,862
Non-current assets		183,951	212,532
Current liabilities		(176,661)	(151,957)
Non-current liabilities		(103,975)	(112,619)
Group’s share in net assets – 49%	€ 136,547	74,344	103,126	€ 136,547
Net book value after impairment test		1,921	4,068
Profit/(loss) for the year		(24,906)	(33,680)	33,119
Deferred tax liabilities		(1,024)	(430)
Equity-method investees	40,220	40,089	41,342	40,220
Revenue		328,343	386,962	428,539
Cost of sales		(225,151)	(271,931)	(308,250)
Other expenses		(1,915)	(1,016)	(605)
Selling expenses		(84,518)	(105,250)	(114,997)
Administrative expenses		(29,444)	(34,026)	(35,344)
Net finance income		(11,415)	(9,868)	66,296
Profit/(loss) before tax		(20,565)	(31,345)	40,548
Income tax expense		(4,341)	(2,335)	(7,429)
Profit/(loss) for the year		(24,906)	(33,680)	33,119
Other comprehensive income/(loss) for the year		(4,160)	(29)	824
Total comprehensive income/(loss) for the year		(29,066)	(33,709)	33,943
Owners of the Company		(24,678)	(33,370)	33,289
Deferred tax liabilities		(575)	(350)	127
Dividends received by the Group		2,335
Natuzzi Trading (Shanghai) Co., Ltd [member]
Disclosure of subsidiaries [line items]
Current assets		60,319	48,910
Non-current assets		20,197	23,166
Current liabilities		(38,427)	(25,663)
Non-current liabilities		(2,367)	(5,004)
Net assets		39,722	41,409		€ 2,613
Group’s share in net assets – 49%		19,463	20,290
Intangible assets		3,351	3,870
Net book value after impairment test		26,140	26,140
Profit/(loss) for the year	635	3,822	3,438
Deferred tax liabilities		(837)	(967)
Equity-method investees	40,133	39,991	41,236	40,133
Revenue	13,836	62,023	52,714
Cost of sales	(8,197)	(37,414)	(33,754)
Other expenses	919	(413)	41
Selling expenses	(5,141)	(17,685)	(13,570)
Administrative expenses	(632)	(2,185)	(1,883)
Net finance income	350	864	1,194
Profit/(loss) before tax	1,135	5,190	4,742
Income tax expense	(500)	(1,368)	(1,304)
Profit/(loss) for the year	635	3,822	3,438
Other comprehensive income/(loss) for the year	(503)	(744)	227
Total comprehensive income/(loss) for the year	132	3,078	3,665
Owners of the Company	311	1,873	1,684	311
Amortisation of intangibles assets	216	519	519	216
Amortisation	(216)	(519)	(519)	(216)
Deferred tax liabilities	54	130	130
Group’s share of profit/(loss), net of equity method adj.	(295)	1,455	992	(295)
Group’s share of other comprehensive income	(246)	(365)	111	€ (246)
Group’s share of total comprehensive income/(loss) for the period	(541)	1,090	1,103
Dividends received by the Group		2,335
Natuzzi Trading (Shanghai) Co., Ltd [member] | Inventories [member]
Disclosure of subsidiaries [line items]
Profit/(loss) for the year	(597)	(396)	(671)
Profit/(loss) for the year	(597)	(396)	(671)
Natuzzi Trading (Shanghai) Co., Ltd [member] | Brand names [member]
Disclosure of subsidiaries [line items]
Amortisation of intangibles assets	153	367	368
Amortisation	€ (153)	(367)	(368)
Natuzzi Trading (Shanghai) Co., Ltd [member] | Reportable legal entities [member] | Inventories [member]
Disclosure of subsidiaries [line items]
Profit/(loss) for the year		(1,664)	(1,268)
Profit/(loss) for the year		(1,664)	(1,268)
Natuzzi Trading (Shanghai) Co., Ltd [member] | Reportable legal entities [member] | Brand names [member]
Disclosure of subsidiaries [line items]
Profit/(loss) for the year		(6,462)	(6,829)
Profit/(loss) for the year		€ (6,462)	€ (6,829)